Interests in unconsolidated structured entities - Summary of size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 1,006,295,120	₩ 936,095,623
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	214,750,119	238,433,221
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	427,272,034	343,861,213
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 364,272,967	₩ 353,801,189